Property and Equipment, Net - Schedule of Flight Equipment, Property and Other Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,313,317	$ 4,881,016
Adoption IFRS 16	1,079,733
Disposals	(68,216)
Sale of subsidiaries	7,712	7,674
Ending balance	4,953,317	5,313,317
Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,920,276	6,195,397
Additions	599,060	970,072
Disposals	(348,342)	(170,581)
Transfers to assets held for sale	(1,874,625)	(41,402)
Sale of subsidiaries	(39,631)	(12,762)
Revaluation	2,761	(20,448)
Ending balance	6,339,232	6,920,276
Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,920,276
Ending balance		6,920,276
Gross Carrying Amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adoption IFRS 16		1,079,733
Gross Carrying Amount [member] | Restated Balance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,000,009
Ending balance		8,000,009
Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,606,959	1,314,381
Additions	548,276	324,338
Disposals	(192,662)	(53,510)
Impairment	470,661	38,881
Transfers to assets held for sale	(1,030,387)	(9,573)
Sale of subsidiaries	(16,932)	(7,558)
Ending balance	1,385,915	1,606,959
Flight Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,215,969	3,984,111
Ending balance	3,987,836	4,215,969
Flight Equipment [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,244,160	4,808,885
Additions	303,476	516,614
Disposals	(48,381)	(81,381)
Transfers	18,237	42
Transfers to assets held for sale	(1,563,366)
Sale of subsidiaries	(31,270)
Ending balance	4,933,056	5,244,160
Flight Equipment [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,244,160
Ending balance		5,244,160
Flight Equipment [member] | Gross Carrying Amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adoption IFRS 16		1,010,200
Flight Equipment [member] | Gross Carrying Amount [member] | Restated Balance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,254,360
Ending balance		6,254,360
Flight Equipment [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,028,191	824,774
Additions	341,699	192,581
Disposals	(39,166)	(28,188)
Impairment	455,794	38,881
Transfers	7,682	143
Transfers to assets held for sale	(837,420)
Sale of subsidiaries	(11,560)
Ending balance	945,220	1,028,191
Capitalized Maintenance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	426,028	284,839
Ending balance	367,821	426,028
Capitalized Maintenance [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	791,004	555,619
Additions	219,866	238,597
Disposals	(114,323)	(3,632)
Transfers	(8,554)	420
Transfers to assets held for sale	(288,775)
Sale of subsidiaries	(5,424)
Ending balance	593,794	791,004
Capitalized Maintenance [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	791,004
Ending balance		791,004
Capitalized Maintenance [member] | Gross Carrying Amount [member] | Restated Balance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	791,004
Ending balance		791,004
Capitalized Maintenance [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	364,976	270,780
Additions	157,572	95,460
Disposals	(111,793)	(1,264)
Transfers	(6,985)
Transfers to assets held for sale	(174,200)
Sale of subsidiaries	(3,597)
Ending balance	225,973	364,976
Rotable Spare Parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	168,603	151,507
Ending balance	126,041	168,603
Rotable Spare Parts [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	225,841	219,067
Additions	16,196	30,098
Disposals	(43,207)	(22,843)
Transfers	(5,228)	(481)
Transfers to assets held for sale	(20,086)
Sale of subsidiaries	(198)
Ending balance	173,318	225,841
Rotable Spare Parts [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	225,841
Ending balance		225,841
Rotable Spare Parts [member] | Gross Carrying Amount [member] | Restated Balance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	225,841
Ending balance		225,841
Rotable Spare Parts [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,238	67,560
Additions	20,047	10,742
Disposals	(12,960)	(20,918)
Transfers	(637)	(146)
Transfers to assets held for sale	(16,377)
Sale of subsidiaries	(34)
Ending balance	47,277	57,238
Aircraft Predelivery Payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	260,000	159,303
Ending balance	181,327	260,000
Aircraft Predelivery Payments [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	260,000	159,303
Additions	21,324	111,711
Disposals	(95,848)	(11,014)
Transfers	(4,149)
Ending balance	181,327	260,000
Aircraft Predelivery Payments [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	260,000
Ending balance		260,000
Aircraft Predelivery Payments [member] | Gross Carrying Amount [member] | Restated Balance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	260,000
Ending balance		260,000
Administrative Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	125,049	147,663
Ending balance	111,112	125,049
Administrative Property [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135,838	158,217
Additions		1,615
Disposals		(3,546)
Revaluation	2,761	(20,448)
Ending balance	138,599	135,838
Administrative Property [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135,838
Ending balance		135,838
Administrative Property [member] | Gross Carrying Amount [member] | Restated Balance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135,838
Ending balance		135,838
Administrative Property [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,789	10,554
Additions	2,178	2,310
Disposals	(347)	(2,075)
Impairment	14,867
Ending balance	27,487	10,789
Other Property, Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	117,668	153,593
Ending balance	179,180	117,668
Other Property, Plant and Equipment [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	263,433	294,306
Additions	38,198	71,437
Disposals	(46,583)	(48,165)
Transfers	(306)	19
Transfers to assets held for sale	(2,398)	(41,402)
Sale of subsidiaries	(2,739)	(12,762)
Ending balance	319,138	263,433
Other Property, Plant and Equipment [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	263,433
Ending balance		263,433
Other Property, Plant and Equipment [member] | Gross Carrying Amount [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adoption IFRS 16		69,533
Other Property, Plant and Equipment [member] | Gross Carrying Amount [member] | Restated Balance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	332,966
Ending balance		332,966
Other Property, Plant and Equipment [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	145,765	140,713
Additions	26,780	23,245
Disposals	(28,396)	(1,065)
Transfers	(60)	3
Transfers to assets held for sale	(2,390)	(9,573)
Sale of subsidiaries	(1,741)	(7,558)
Ending balance	$ 139,958	$ 145,765